Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Schedule of employee and director options outstanding separated into ranges of exercise prices
Options outstanding | shares	5,521,630
Weighted average remaining contractual life in years	3 years 11 months 16 days
Outstanding weighted average exercise price price per share	$ 2.39
Options exercisable | shares	2,443,610
Exercisable weighted average exercise price per share	$ 2.85
$1.44 - $2.13 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	1.44
Exercise price per share, upper limit	$ 2.13
Options outstanding | shares	2,562,807
Weighted average remaining contractual life in years	5 years 3 months 4 days
Outstanding weighted average exercise price price per share	$ 1.70
Options exercisable | shares	232,098
Exercisable weighted average exercise price per share	$ 1.62
$2.29 - $2.91 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	2.29
Exercise price per share, upper limit	$ 2.91
Options outstanding | shares	932,041
Weighted average remaining contractual life in years	2 years 6 months 15 days
Outstanding weighted average exercise price price per share	$ 2.63
Options exercisable | shares	788,023
Exercisable weighted average exercise price per share	$ 2.62
$3.00 - $3.14 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.00
Exercise price per share, upper limit	$ 3.14
Options outstanding | shares	1,216,977
Weighted average remaining contractual life in years	3 years 6 months 11 days
Outstanding weighted average exercise price price per share	$ 3.03
Options exercisable | shares	741,354
Exercisable weighted average exercise price per share	$ 3.05
$3.16 - $3.32 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.16
Exercise price per share, upper limit	$ 3.32
Options outstanding | shares	582,137
Weighted average remaining contractual life in years	2 years 8 months 5 days
Outstanding weighted average exercise price price per share	$ 3.26
Options exercisable | shares	454,467
Exercisable weighted average exercise price per share	$ 3.25
$3.41 - $3.67 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.41
Exercise price per share, upper limit	$ 3.67
Options outstanding | shares	227,668
Weighted average remaining contractual life in years	8 months 12 days
Outstanding weighted average exercise price price per share	$ 3.51
Options exercisable | shares	227,668
Exercisable weighted average exercise price per share	$ 3.51